EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
EARNINGS PER SHARE
Summary of calculation of basic and diluted earnings per share

The following table presents the Company’s calculation of basic and diluted earnings per share for the three months ended March 31, 2017 and 2016 (dollars in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2017	2016
Net loss	(12,280)	(25,793)
Less: Net loss attributable to Predecessor	—	25,337
Less: Net loss attributable to noncontrolling interests	8,108	456
Net loss attributable to Select Energy Services, Inc.	$(4,172)	$—
Allocation of net loss attributable to:
Class A-1 stockholders	$(3,363)
Class A stockholders	(809)
Class B stockholders	—
	$(4,172)
Weighted average shares outstanding:
Class A-1-Basic & Diluted	16,100,000
Class A-Basic & Diluted	3,870,194
Class B-Basic & Diluted	38,462,541
Net loss per share attributable to common stockholders:
Class A-1-Basic & Diluted	$(0.21)
Class A-Basic & Diluted	$(0.21)
Class B-Basic & Diluted	$—

The following table presents the Company’s calculation of basic and diluted earnings per share for the year ended December 31, 2016 (dollars in thousands, except share and per share amounts):

Year Ended
December 31, 2016
Net loss	$(313,948)
Net loss attributable to Predecessor	306,481
Net loss attributable to noncontrolling interests	6,424
Net loss attributable to Select Energy Services, Inc.	$(1,043)
Allocation of loss attributable to:
Class A-1 stockholders	$(844)
Class A stockholders	(199)
Class B stockholders	—
$(1,043)
Weighted average shares outstanding:
Class A-1—Basic & Diluted	16,100,000
Class A—Basic & Diluted	3,802,972
Class B—Basic & Diluted	38,462,541
Net loss per share attributable to common stockholders:
Class A-1—Basic & Diluted	$(0.05)
Class A—Basic & Diluted	$(0.05)
Class B—Basic & Diluted	$—